Consolidated statement of cash flows (Parenthetical) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Ifrs Statement [LineItems]
Right-of-use assets recognized	R$ 1,179,931	R$ 2,037,779	R$ 246,517
Payment for acquisition of assets in installments	1,330,439	R$ 860,551	R$ 246,564
Compass Gas E Energia S A [Member]
Ifrs Statement [LineItems]
Remaining installments relating to the acquisition	595,567
Capital reduction payable	1,500,000
Cosan Dez Participações S.A. [member]
Ifrs Statement [LineItems]
Capital reduction payable	R$ 1,320,000